Allocation of National and Local Income Taxes Between Current and Deferred Portions (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Current tax expense
National		396,876,000,000	544,529,000,000	888,389,000,000
Local		39,688,000,000	54,453,000,000	88,839,000,000
Total current tax expense		436,564,000,000	598,982,000,000	977,228,000,000
Deferred tax expense
National		127,511,000,000	(159,051,000,000)	(256,634,000,000)
Local		12,751,000,000	(15,905,000,000)	(25,663,000,000)
Total deferred tax expense (benefit)		140,262,000,000	(174,956,000,000)	(282,297,000,000)
Income tax expense	$ 510,194,000	576,826,000,000	424,026,000,000	694,931,000,000